Going Concern (Details Narrative) (10K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 72,340	$ 5,195	$ 111,166	$ 11,390	$ 51,787	$ 4,025
Working capital	680		680
Accumulated deficit	$ 166,978		$ 166,978		$ 55,812	$ 4,025